JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

March 6, 2023

U.S. Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the amendment to the Registration Statement on Form N-1A which was filed with the Securities and Exchange Commission on February 28, 2023 (Accession No. 0001387131-23-002604) for the Cboe Vest US Large Cap 10% Buffer Strategies Fund, the Cboe Vest US Large Cap 20% Buffer Strategies Fund, the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund and the Cboe Vest Bitcoin Strategy Managed Volatility Fund, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP